Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 28, 2014
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Postretirement Benefit Plans
Pension and Other Postretirement Benefit Plans
Pension Plans:
Heinz maintains retirement plans for the majority of its employees. Current defined benefit plans are provided primarily for domestic union and foreign employees. Defined contribution plans are provided for the majority of its domestic non-union hourly and salaried employees as well as certain employees in foreign locations.
Other Postretirement Benefit Plans:
Heinz provides health care and life insurance benefits for eligible retired employees and their eligible dependents. Certain of Heinz’s U.S. and Canadian employees may become eligible for such benefits. Heinz currently does not fund these benefit arrangements until claims occur and may modify plan provisions or terminate plans at its discretion.
Measurement Date:
Heinz uses the last day of its fiscal year as the measurement date for all of its defined benefit plans and other postretirement benefit plans.
Obligations and Funded Status:
The following table sets forth the changes in benefit obligation, plan assets and funded status of Heinz’s principal defined benefit plans and other postretirement benefit plans at December 28, 2014, December 29, 2013, June 7, 2013, and April 28, 2013.

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013
	(In millions)
Change in Benefit Obligation:
Benefit obligation at the beginning of the period	$3,225	$3,152	$3,272	$2,930	$208	$251	$257	$249
Service cost	29	21	4	32	5	4	1	6
Interest cost	137	72	14	132	9	5	1	10
Participants’ contributions	2	1	—	2	1	—	—	1
Amendments	—	—	—	—	—	(21)	—	—
Actuarial (gain) loss	368	(72)	(92)	429	7	(20)	(6)	9
Settlement	(225)	(113)	—	(12)	—	—	—	—
Curtailment	(45)	(3)	—	—	(8)	(1)	—	—
Special/contractual termination benefits	8	36	17	—	—	—	—	—
Annuity plan transfers	—	81	—	—	—	—	—	—
Benefits paid	(166)	(94)	(13)	(158)	(13)	(8)	(1)	(16)
Translation adjustments	(182)	144	(50)	(83)	(4)	(2)	(1)	(2)
Benefit obligation at the end of the period	$3,151	$3,225	$3,152	$3,272	$205	$208	$251	$257
Change in Plan Assets:
Fair value of plan assets at the beginning of the period	$3,655	$3,335	$3,380	$3,141	$—	$—	$—	$—
Actual return on plan assets	474	161	17	429	—	—	—	—
Settlement	(225)	(113)	—	(12)	—	—	—	—
Special/contractual termination benefits	—	(1)	—	—	—	—	—	—
Employer contribution	102	156	7	69	12	8	1	15
Participants’ contributions	2	1	—	2	1	—	—	1
Annuity plan transfers	—	41	—	—	—	—	—	—
Benefits paid	(166)	(94)	(13)	(158)	(13)	(8)	(1)	(16)
Translation adjustments	(207)	169	(56)	(91)	—	—	—	—
Fair value of plan assets at the end of the period	3,635	3,655	3,335	3,380	—	—	—	—
Funded status	$484	$430	$183	$108	$(205)	$(208)	$(251)	$(257)

The reductions in work force resulting from restructuring of Heinz resulted in a reduction in both the accumulated benefit obligation and plan assets for certain defined benefit plans in the Successor period.

Amounts recognized in the consolidated balance sheets consist of the following:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013
	(In millions)
Other non-current assets	$581	$502	$363	$288	$—	$—	$—	$—
Other accrued liabilities	(1)	(3)	(73)	(32)	(14)	(15)	(16)	(17)
Other non-current liabilities	(96)	(69)	(107)	(148)	(191)	(193)	(235)	(240)
Net asset/(liabilities) recognized	$484	$430	$183	$108	$(205)	$(208)	$(251)	$(257)

The accumulated benefit obligation for all defined benefit pension plans was $2.92 billion at December 28, 2014, $2.96 billion at December 29, 2013, and $3.11 billion at April 28, 2013.
Certain of Heinz’s pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the accumulated benefit obligations, projected benefit obligations and the fair value of plan assets at December 28, 2014, were $1,145 million, $1,145 million, and $1,080 million, respectively. The accumulated benefit obligations, projected benefit obligations and the fair value of plan assets at December 29, 2013, were $338 million, $339 million and $313 million, respectively. For pension plans having accumulated benefit obligations in excess of the fair value of plan assets, the accumulated benefit obligations, projected benefit obligations and the fair value of plan assets at April 28, 2013 were $632 million, $641 million, and $461 million, respectively.
Certain of Heinz's pension plans have projected benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations and the fair value of the plan assets at December 28, 2014 were $1,212 million and $1,115 million, respectively. The projected benefit obligations and the fair value of the plan assets at December 29, 2013 were $693 million and $620 million, respectively. For pension plans having projected benefit obligations in excess of the fair value of plan assets at April 28, 2013, the projected benefit obligations and the fair value of plan assets were $900 million and $721 million, respectively.
Components of Net Periodic Benefit Cost and Defined Contribution Plan Expense:
Total pension cost of Heinz’s principal pension plans and postretirement plans consisted of the following:

	Successor		Predecessor			Successor		Predecessor
	Pension Benefits					Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In millions)
Components of defined benefit net periodic benefit cost:
Service cost	$29	$21	$4	$32	$34	$5	$4	$1	$6	$6
Interest cost	137	72	14	132	140	9	5	1	10	11
Expected return on assets	(216)	(116)	(29)	(251)	(235)	—	—	—	—	—
Amortization of:
Prior service cost/(credit)	—	—	—	2	2	(6)	—	(1)	(6)	(6)
Net actuarial (gain)/loss	—	—	10	76	84	—	—	—	2	1
Loss/(Gain) due to curtailment, settlement and special termination benefits	12	57	17	5	1	(7)	(1)	—	—	—
Net periodic benefit (income)/cost	(38)	34	16	(4)	26	1	8	1	12	12
Defined contribution plans	19	24	5	47	47	—	—	—	—	—
Total (Income)/cost	$(19)	$58	$21	$43	$73	$1	$8	$1	$12	$12

The reductions in work force resulting from restructuring of Heinz triggered curtailment and special termination benefit charges for certain defined benefit plans in the Successor periods. The H. J. Heinz Company elected to accelerate vesting of benefits under certain supplemental retirement plans upon consummation of the 2013 Merger and such plans were terminated within 364 days of the 2013 Merger. The expense associated with the accelerated vesting of $17 million was recognized in the Predecessor period ended June 7, 2013.
Accumulated Other Comprehensive Income:
Amounts recognized in accumulated other comprehensive loss, before tax, consist of the following:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013
	(In millions)
Net actuarial (gain)/loss	$(39)	$(100)	$1,260	$1,350	$(14)	$(20)	$29	$35
Prior service cost/(credit)	—	—	27	27	(14)	(21)	(7)	(7)
Net amount recognized	$(39)	$(100)	$1,287	$1,377	$(28)	$(41)	$22	$28

The change in other comprehensive loss related to pension benefit (gains) losses arising during the period was $65 million, ($80 million), ($80 million), and $256 million for the year ended December 28, 2014, the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and the fiscal year ended April 28, 2013, respectively. The change in other comprehensive loss related to the reclassification of pension benefit losses to net income was $(4) million, $20 million, $11 million, and $83 million for the year ended December 28, 2014, the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and the fiscal year ended April 28, 2013, respectively.
The change in other comprehensive loss related to postretirement benefit (gains) losses arising during the period was $1 million, ($41 million), ($6 million), and $9 million for the year ended December 28, 2014, the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and the fiscal year ended April 28, 2013, respectively. The change in other comprehensive loss related to the reclassification of postretirement benefit (losses) gains to net income was $(13) million, $(1) million, and $4 million for the year ended December 28, 2014, the Successor period from February 8, 2013 to December 29, 2013, and the Predecessor fiscal year ended April 28, 2013, respectively. The change in other comprehensive loss related to the reclassification of post retirement benefit (losses) gains to net income was not material for the Predecessor period from April 29, 2013 to June 7, 2013.
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year are as follows:

	Successor		Predecessor	Successor		Predecessor
	Pension Benefits			Other Retiree Benefits
	December 28, 2014	December 29, 2013	April 28, 2013	December 28, 2014	December 29, 2013	April 28, 2013
	(In millions)
Net actuarial (gain)/loss	$3	$—	$96	$—	$—	$2
Prior service cost/(credit)	—	—	2	(6)	(6)	(6)
Net amount recognized	$3	$—	$98	$(6)	$(6)	$(4)

Assumptions:
The weighted-average rates used in determining the projected benefit obligations for defined benefit pension plans and the accumulated postretirement benefit obligation for other postretirement plans were as follows:

	Successor		Predecessor		Successor		Predecessor
	Pension Benefits				Other Retiree Benefits
	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013	December 28, 2014	December 29, 2013	June 7, 2013	April 28, 2013
Discount rate	3.5%	4.5%	4.1%	4.0%	3.7%	4.3%	3.7%	3.4%
Compensation increase rate	3.4%	3.7%	3.4%	3.5%	—%	—%	—%	—%

The weighted-average rates used in determining the defined benefit plans’ net pension costs and net postretirement benefit costs were as follows:

	Successor		Predecessor			Successor		Predecessor
	Pension Benefits					Other Retiree Benefits
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
Expected rate of return	6.2%	6.2%	8.1%	8.1%	8.2%	—%	—%	—%	—%	—%
Discount rate	4.5%	4.1%	4.0%	4.0%	4.8%	4.3%	3.7%	3.4%	3.4%	4.1%
Compensation increase rate	3.7%	3.5%	3.5%	3.5%	3.4%	—%	—%	—%	—%	—%

Heinz’s expected rate of return is determined based on a methodology that considers investment returns for certain asset classes over historic periods of various durations, in conjunction with the long-term outlook for inflation (i.e. “building block” approach). This methodology is applied to the actual asset allocation, which is in line with the investment policy guidelines for each plan. Heinz also considers long-term rates of return for each asset class based on projections from consultants and investment advisors regarding the expectations of future investment performance of capital markets.
The weighted-average assumed annual composite rate of increase in the per capita cost of company-provided health care benefits begins at 5.9% for 2014, gradually decreases to 4.8% by 2021 and remains at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for postretirement medical benefits. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(In millions)
Effect on total service and interest cost components	$1	$(1)
Effect on postretirement benefit obligations	$14	$(13)

Pension Plan Assets:
The underlying basis of the investment strategy of Heinz’s defined benefit plans is to ensure that pension funds are available to meet the plans’ benefit obligations when they are due. Heinz’s investment objectives include: investing plan assets in a high-quality, diversified manner in order to maintain the security of the funds; achieving an optimal return on plan assets within specified risk tolerances; and investing according to local regulations and requirements specific to each country in which a defined benefit plan operates. The investment strategy expects equity investments to yield a higher return over the long term than fixed income securities, while fixed income securities are expected to provide certain matching characteristics to the plans’ benefit payment cash flow requirements. Company common stock held as part of the equity securities amounted to less than one percent of plan assets at April 28, 2013 and April 29, 2012. Heinz’s investment policy specifies the type of investment vehicles appropriate for the applicable plan, asset allocation guidelines, criteria for the selection of investment managers, procedures to monitor overall investment performance as well as investment manager performance. It also provides guidelines enabling the applicable plan fiduciaries to fulfill their responsibilities.
Heinz’s defined benefit pension plans’ weighted average actual and target asset allocation at December 28, 2014, December 29, 2013, and April 28, 2013 were as follows:

	Successor		Predecessor	Successor		Predecessor
	Plan Assets at			Target Allocation at
Asset Category	December 28, 2014	December 29, 2013	April 28, 2013	December 28, 2014	December 29, 2013	April 28, 2013
Equity securities	34%	53%	62%	41%	58%	58%
Debt securities	47%	26%	29%	38%	33%	33%
Real estate	9%	8%	8%	8%	8%	8%
Cash and cash equivalents	10%	13%	1%	13%	1%	1%
	100%	100%	100%	100%	100%	100%

The following section describes the valuation methodologies used to measure the fair value of pension plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified.
Equity Securities.  These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Equity Securities (mutual and pooled funds).  Mutual funds are valued at the net asset value of shares held by the applicable plan at year end. As such, these mutual fund investments are classified as Level 1. Pooled funds are similar in nature to retail mutual funds, but are more efficient for institutional investors than retail mutual funds. As pooled funds are only accessible by institutional investors, the net asset value is not readily observable by non-institutional investors; therefore, pooled funds are classified as Level 2.
Fixed Income Securities.  These securities consist of publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds and debentures). Such investments are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data. As such, a portion of these securities are included in Levels 1, 2, and 3. Within this category also includes group annuity contracts that have been purchased to cover a portion of the plan members.  As these contracts are matched to specific plan members the value of these contracts fluctuates based on the obligation fluctuations associated with those plan members.  Since these contracts are bilateral in nature the values have been classified as Level 3.
Other Investments.  Primarily consist of real estate and private equity holdings. Direct investments of real estate and private equity are valued by investment managers based on the most recent financial information available, which typically represents significant observable data. As such, these investments are generally classified as Level 3.
Cash and Cash Equivalents.  This consists of direct cash holdings and institutional short-term investment vehicles. Direct cash holdings are valued based on cost, which approximates fair value and are classified as Level 1. Institutional short-term investment vehicles are valued daily and are classified as Level 2.

	Successor
	December 28, 2014
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$377	$—	$—	$377
Equity Securities (mutual and pooled funds)	95	757	—	852
Fixed Income Securities	124	1,361	226	1,711
Other Investments	—	—	321	321
Cash and Cash Equivalents	17	357	—	374
Total	$613	$2,475	$547	$3,635

	Successor
	December 29, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$624	$—	$—	$624
Equity Securities (mutual and pooled funds)	126	1,187	—	1,313
Fixed Income Securities	45	886	11	942
Other Investments	—	—	297	297
Cash and Cash Equivalents	78	400	—	478
Total	$873	$2,473	$308	$3,654

	Predecessor
	April 28, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In millions)
Equity Securities	$882	$—	$—	$882
Equity Securities (mutual and pooled funds)	183	1,058	—	1,241
Fixed Income Securities	50	919	11	980
Other Investments	—	—	257	257
Cash and Cash Equivalents	7	13	—	20
Total	$1,122	$1,990	$268	$3,380

Level 3 Gains and Losses:
Changes in the fair value of the Plan’s Level 3 assets are summarized as follows:

	Successor
	December 29, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 28, 2014
	(In millions)
Fixed Income Securities	$11	$224	$—	$(22)	$—	$13	$226
Other Investments	297	5	—	(24)	(2)	45	321
Total	$308	$229	$—	$(46)	$(2)	$58	$547

	Successor
	Fair Value April 28, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 29, 2013
	(In millions)
Fixed Income Securities	$11	$—	$—	$—	$—	$—	$11
Other Investments	257	8	—	(1)	1	32	297
Total	$268	$8	$—	$(1)	$1	$32	$308

	Predecessor
	Fair Value April 29, 2012	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 28, 2013
	(In millions)
Fixed Income Securities	$10	$—	$—	$—	$—	$1	$11
Other Investments	216	59	(10)	(4)	(7)	3	257
Total	$226	$59	$(10)	$(4)	$(7)	$4	$268
Cash Flows:
Heinz contributed $102 million, $152 million and $7 million to the defined benefit plans in the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013 and the Predecessor period April 29, 2013 to June 7, 2013, respectively. Heinz funds its U.S. defined benefit plans in accordance with IRS regulations, while foreign defined benefit plans are funded in accordance with local laws and regulations in each respective country. Discretionary contributions to the pension funds may also be made by Heinz from time to time. Defined benefit plan contributions for the next fiscal year are expected to be approximately $102 million; however, actual contributions may be affected by pension asset and liability valuation changes during the year.
Heinz paid $12 million, $8 million and $1 million for benefits in the postretirement medical plans in the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013 and the Predecessor period April 29, 2013 to June 7, 2013, respectively. Heinz makes payments on claims as they occur during the fiscal year. Payments for the next fiscal year are expected to be approximately $14 million.
Benefit payments expected in future years are as follows:

	Pension Benefits	Other Retiree Benefits
	(In millions)
2015	$132	$14
2016	$95	$15
2017	$99	$16
2018	$103	$16
2019	$107	$16
Years 2020-2024	$592	$76

Parent has agreed that for purposes of eligibility, vesting, level of benefits and benefit accrual under employee benefit plans in which H. J. Heinz Company's employees are eligible to participate, it will recognize service with H. J. Heinz Company and its subsidiaries to the same extent that service was recognized under comparable H. J. Heinz Company employee benefit plans prior to the 2013 Merger.